GOODWILL (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in goodwill
	Cannabinoid	Non- Cannabinoid	Total
Balance at December 31, 2020	$18,508	$—	$18,508
Balance at June 30, 2021	$18,508	$—	$18,508
Cumulative goodwill impairment charges(a)	$—	$1,682	$1,682

(a)      Amount refers to cumulative goodwill impairment charges related to impairments recognized in 2020; no impairment charges were recognized during the three and six months ended June 30, 2021.

Cost	Cannabinoid	Non- Cannabinoid	Total
Balance at December 31, 2018	$18,508	$—	$18,508
Additions	—	1,682	1,682
Balance at December 31, 2019	$18,508	$1,682	$20,190
Impairment	—	(1,682)	(1,682)
Balance at December 31, 2020	$18,508	$—	$18,508